Note 12 - Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current	$ 1,086,000	$ (211,000)	$ 219,000
Deferred	529,000	1,740,000	1,524,000
Enactment of federal tax reform			1,136,000
Total provision for income taxes	$ 1,615,000	$ 1,529,000	$ 2,879,000